Significant Accounting Policies - Schedule of Revenue Disaggregated by Revenue Source (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Revenues, net	$ 27,753	$ 28,457	$ 29,579
Revenues Derived from Spot Charters, Net [Member]
Revenues, net	8,067	16,990	16,668
Revenues Derived from Time Charters, Net [Member]
Revenues, net	$ 19,686	$ 11,467	$ 12,911